CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIENCY AND CHANGES IN REDEEMABLE CONVERTIBLE PREFERRED SHARES - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Changes in redeemable convertible preferred stock
Beginning balance		$ 245,121	[1]	$ 237,671
Beginning balance (in shares)		18,082,742		17,757,257
F1 preferred shares deemed dividend		$ 1,694		$ 3,384
Issuance of F1 Adjustment warrants (in shares)				95,410
Exercise of F1 Ratchet warrants (in shares)				230,075
Exercise of F1 Ratchet warrants				$ 4,066
Rights Offering deemed dividends (note 12)		459
Extinguishment of preferred shares (note 12)		$ (148)
Rights Offering share reorganization (note 12, 13) (in shares)		156,779,796
Rights Offering share reorganization (note 12, 13)		$ (129,695)
Transfer of historical share issuance costs due to share reorganization (note 13)		4,024
Share issuance costs		$ (260)
Settlement of convertible notes (note 9) (in shares)		14,955,023
Settlement of convertible notes (note 9)		$ 1,758
Ending balance	[1]	$ 122,953		$ 245,121
Ending balance (in shares)		189,817,561		18,082,742
Changes in shareholders' deficiency
Beginning balance		$ (284,088)		$ (220,726)
Beginning balance (in shares)		1,316,702
Exercise of common share options		$ 4		4
Share-based compensation (note 14)		1,345		1,253
F1 preferred shares deemed dividend		(1,694)		(3,384)
Exercise of F1 Ratchet warrants				(4,066)
Rights Offering deemed dividends (note 12)		(459)
Extinguishment of preferred shares (note 12)		148
Rights Offering share reorganization (note 12, 13)		148,122
Transfer of historical share issuance costs due to share reorganization (note 13)		(4,024)
Issuance of common share warrants (note 19)		1,067
Net and comprehensive income (loss) for the year		(34,225)		(57,169)
Ending balance		$ (173,804)		$ (284,088)
Ending balance (in shares)		13,290,803		1,316,702
Class A common Shares
Changes in shareholders' deficiency
Number of shares converted to Common A shares		11,960,583
Transfer of historical share issuance costs due to share reorganization (note 13)		$ (4,024)
Common Shares
Changes in shareholders' deficiency
Beginning balance		$ 2,407
Beginning balance (in shares)		1,316,702
Ending balance		$ 146,525		$ 2,407
Ending balance (in shares)		13,290,803		1,316,702
Common Shares | Class A common Shares
Changes in shareholders' deficiency
Beginning balance		$ 2,407		$ 2,364
Beginning balance (in shares)		1,316,702		1,302,453
Exercise of common share options (in shares)		13,518		14,249
Exercise of common share options		$ 8		$ 43
Rights Offering deemed dividends (note 12)		11
Extinguishment of preferred shares (note 12)		$ 11
Number of shares converted to Common A shares		11,960,583
Rights Offering share reorganization (note 12, 13)		$ 148,122
Transfer of historical share issuance costs due to share reorganization (note 13)		(4,024)
Ending balance		$ 146,525		$ 2,407
Ending balance (in shares)		13,290,803		1,316,702
Additional paid-in capital
Changes in shareholders' deficiency
Beginning balance		$ 15,920		$ 14,706
Exercise of common share options		(4)		(39)
Share-based compensation (note 14)		1,345		1,253
Issuance of common share warrants (note 19)		1,067
Ending balance		18,327		15,920
Accumulated deficit
Changes in shareholders' deficiency
Beginning balance		(298,566)		(233,346)
F1 preferred shares deemed dividend		(1,694)		(3,384)
Exercise of F1 Ratchet warrants				(4,066)
Rights Offering deemed dividends (note 12)		(459)
Extinguishment of preferred shares (note 12)		137
Net and comprehensive income (loss) for the year		(31,370)		(57,770)
Ending balance		(331,952)		(298,566)
Accumulated other comprehensive loss
Changes in shareholders' deficiency
Beginning balance		(3,849)		(4,450)
Net and comprehensive income (loss) for the year		(2,855)		601
Ending balance		$ (6,704)		$ (3,849)

[1]	Share amounts have been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See note 12 for details.